DEFERRED CHARGES	12 Months Ended
Jul. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

11. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2016 and 2015 consist of the following:

	July 31, 2016		July 31, 2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,942,583	$1,134,929	$3,339,759	$1,304,518
Professional fees for leasing	405,448	269,338	405,448	244,251
Total	$3,348,031	$1,404,267	$3,745,207	$1,548,769

The aggregate amortization expense for the three years in the period ended July 31, 2016 was $315,779, $331,700, and $451,924, respectively.

The weighted average life of current year additions to deferred charges was 5 years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2017	$276,032
2018	$247,140
2019	$183,253
2020	$158,838
2021	$151,721